Other Financial Liabilities (Details Narrative) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Expected annual purchase price payments, description		Due from 2022 to 2030
Repayment nominal amount		€ 21,600	€ 25,800
Start-up costs		6,000
Stock Appreciation Rights Program 2019 [Member]
Statement Line Items [Line Items]
Minimum percentage on exercised issue price	20.00%
Stock Appreciation Rights Program 2019 [Member] | Members of the Management Board [Member]
Statement Line Items [Line Items]
Maximum shares issued during period	1,600,000
Stock Appreciation Rights Program 2019 [Member] | Other Beneficiaries [Member]
Statement Line Items [Line Items]
Maximum shares issued during period	2,400,000
Stock Appreciation Rights Program 2019 [Member] | Issued Until March 31, 2024 [Member]
Statement Line Items [Line Items]
Maximum shares issued during period	4,000,000
Stock Appreciation Rights Program 2019 [Member] | One Year After the Issue Date [Member]
Statement Line Items [Line Items]
Percentage of shares granted during vesting period	15.00%
Stock Appreciation Rights Program 2019 [Member] | Two Years After the Issue Date [Member]
Statement Line Items [Line Items]
Percentage of shares granted during vesting period	25.00%
Stock Appreciation Rights Program 2019 [Member] | Three Years After the Issue Date [Member]
Statement Line Items [Line Items]
Percentage of shares granted during vesting period	25.00%
Stock Appreciation Rights Program 2019 [Member] | Four Years After the Issue Date [Member]
Statement Line Items [Line Items]
Percentage of shares granted during vesting period	35.00%
USD [Member]
Statement Line Items [Line Items]
Repayment nominal amount		26,400	€ 28,900
Start-up costs		€ 7,300